CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible notes

	December 31,
	2025	2024
Convertible notes payable	$250,000	$105,000
Discounts on convertible notes payable	(131,705)	–
Total convertible debt less debt discount	118,295	105,000
Current portion	118,295	105,000
Long-term portion	$–	$–